Allowance for Loan Losses - Company's Recorded Investment and Customers' Unpaid Principal Balances for Impaired Loans, with Associated Allowance Amount (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment		$ 7,301		$ 7,301			$ 5,424		$ 4,224
With no related allowance, Customers' Unpaid Principal Balance		7,647		7,647			5,504		4,271
With an allowance recorded, Recorded Investment		3,218		3,218			5,402		2,634
With an allowance recorded, Customers' Unpaid Principal Balance		3,276		3,276			5,689		2,649
With an allowance recorded, Related Allowance		843		843			1,534		676
Total Impaired Loans, Recorded Investment		10,519		10,519			10,826		6,858
Total Impaired Loans, Customers' Unpaid Principal Balance		10,923		10,923			11,193		6,920
Total Impaired Loans, Related Allowance		843		843			1,534		676
With no related allowance, Average Recorded Investment		7,454	$ 4,180	6,667	$ 3,616		3,975		3,790
With no related allowance, Interest Income Recognized		40	31	117	87		123		147
With an allowance recorded, Average Recorded Investment		3,227	3,490	3,216	3,458	[1]	3,847		2,550
With an allowance recorded, Interest Income Recognized		30	30	91	95	[1]	147		115
Total, Average Recorded Investment		10,681	7,670	9,883	7,074		7,822		6,340
Total, Interest Income Recognized		70	61	208	182		270		262
Construction, Land and Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment		1,532		1,532			445		450
With no related allowance, Customers' Unpaid Principal Balance		1,540		1,540			451		452
With an allowance recorded, Recorded Investment		248		248			262		277
With an allowance recorded, Customers' Unpaid Principal Balance		287		287			290		292
With an allowance recorded, Related Allowance		150		150			120		144
Total Impaired Loans, Recorded Investment		1,780		1,780			707		727
Total Impaired Loans, Customers' Unpaid Principal Balance		1,827		1,827			741		744
Total Impaired Loans, Related Allowance		150		150			120		144
With no related allowance, Average Recorded Investment		1,533	448	1,262	449		448		451
With no related allowance, Interest Income Recognized		14		41					3
With an allowance recorded, Average Recorded Investment		250	268	255	272	[1]	270		168
With an allowance recorded, Interest Income Recognized		1	1	3	4	[1]	5		4
Total, Average Recorded Investment		1,783	716	1,517	721		718		619
Total, Interest Income Recognized		15	1	44	4		5		7
Residential First Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment		2,520		2,520			3,130		1,568
With no related allowance, Customers' Unpaid Principal Balance		2,552		2,552			3,166		1,584
With an allowance recorded, Recorded Investment		1,961		1,961			2,507		2,173
With an allowance recorded, Customers' Unpaid Principal Balance		1,961		1,961			2,507		2,173
With an allowance recorded, Related Allowance		366		366			308		437
Total Impaired Loans, Recorded Investment		4,481		4,481			5,637		3,741
Total Impaired Loans, Customers' Unpaid Principal Balance		4,513		4,513			5,673		3,757
Total Impaired Loans, Related Allowance		366		366			308		437
With no related allowance, Average Recorded Investment		2,618	2,061	2,432	1,813		2,077		1,148
With no related allowance, Interest Income Recognized		4	18	9	53		74		49
With an allowance recorded, Average Recorded Investment		1,965	1,741	1,956	1,748	[1]	1,900		2,184
With an allowance recorded, Interest Income Recognized		24	21	66	64	[1]	90		100
Total, Average Recorded Investment		4,583	3,802	4,388	3,561		3,977		3,332
Total, Interest Income Recognized		28	39	75	117		164		149
Residential Revolving and Junior Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment	[1]	951		951			233		50
With no related allowance, Customers' Unpaid Principal Balance	[1]	951		951			233		50
With an allowance recorded, Recorded Investment	[1]	232		232			258		173
With an allowance recorded, Customers' Unpaid Principal Balance	[1]	235		235			259		173
With an allowance recorded, Related Allowance	[1]	148		148			150		84
Total Impaired Loans, Recorded Investment	[1]	1,183		1,183			491		223
Total Impaired Loans, Customers' Unpaid Principal Balance	[1]	1,186		1,186			492		223
Total Impaired Loans, Related Allowance	[1]	148		148			150		84
With no related allowance, Average Recorded Investment		951	50	739	50		87	[1]	10	[1]
With no related allowance, Interest Income Recognized		9	1	30	2		5	[1]
With an allowance recorded, Average Recorded Investment	[1]	234	209	209	191		204		174
With an allowance recorded, Interest Income Recognized	[1]		2	4	6		11		9
Total, Average Recorded Investment	[1]	1,185	259	948	241		291		184
Total, Interest Income Recognized	[1]	9	3	34	8		16		9
Commercial Mortgages (Non-Owner Occupied)
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment		248		248			264		264
With no related allowance, Customers' Unpaid Principal Balance		248		248			264		264
Total Impaired Loans, Recorded Investment		248		248			264		264
Total Impaired Loans, Customers' Unpaid Principal Balance		248		248			264		264
With no related allowance, Average Recorded Investment		248	264	252	264		264		264
With no related allowance, Interest Income Recognized		4	4	11	12		16		16
Total, Average Recorded Investment		248	264	252	264		264		264
Total, Interest Income Recognized		4	4	11	12		16		16
Commercial Mortgages (Owner Occupied)
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment		2,050		2,050			1,352		1,887
With no related allowance, Customers' Unpaid Principal Balance		2,356		2,356			1,390		1,916
With an allowance recorded, Recorded Investment		684		684			2,091
With an allowance recorded, Customers' Unpaid Principal Balance		692		692			2,348
With an allowance recorded, Related Allowance		87		87			678
Total Impaired Loans, Recorded Investment		2,734		2,734			3,443		1,887
Total Impaired Loans, Customers' Unpaid Principal Balance		3,048		3,048			3,738		1,916
Total Impaired Loans, Related Allowance		87		87			678
With no related allowance, Average Recorded Investment		2,104	1,354	1,982	1,036		1,099		1,911
With no related allowance, Interest Income Recognized		9	8	26	20		28		79
With an allowance recorded, Average Recorded Investment		686	1,152	691	1,156	[1]	1,343
With an allowance recorded, Interest Income Recognized		5	6	17	21	[1]	39
Total, Average Recorded Investment		2,790	2,506	2,673	2,192		2,442		1,911
Total, Interest Income Recognized		14	14	43	41		67		79
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
With an allowance recorded, Recorded Investment		93		93			284
With an allowance recorded, Customers' Unpaid Principal Balance		101		101			285
With an allowance recorded, Related Allowance		92		92			278
Total Impaired Loans, Recorded Investment		93		93			284
Total Impaired Loans, Customers' Unpaid Principal Balance		101		101			285
Total Impaired Loans, Related Allowance		92		92			278
With an allowance recorded, Average Recorded Investment		92	120	105	91	[1]	130
With an allowance recorded, Interest Income Recognized				1			2
Total, Average Recorded Investment		$ 92	120	105	91		130
Total, Interest Income Recognized				$ 1			$ 2
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance, Recorded Investment	[2]								5
With no related allowance, Customers' Unpaid Principal Balance	[2]								5
With an allowance recorded, Recorded Investment	[2]								11
With an allowance recorded, Customers' Unpaid Principal Balance	[2]								11
With an allowance recorded, Related Allowance	[2]								11
Total Impaired Loans, Recorded Investment	[2]								16
Total Impaired Loans, Customers' Unpaid Principal Balance	[2]								16
Total Impaired Loans, Related Allowance	[2]								11
With no related allowance, Average Recorded Investment			3		4				6	[2]
With an allowance recorded, Average Recorded Investment	[2]								24
With an allowance recorded, Interest Income Recognized	[2]								2
Total, Average Recorded Investment	[2]		$ 3		$ 4				30
Total, Interest Income Recognized	[2]								$ 2

[1]	Junior mortgages include equity lines.
[2]	Includes credit cards.